UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: September 30, 2001

Check here if Amendment [  ];      Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:          The Capital Management Corporation
Address:       9030 Stony Point Parkway, Suite 150
          Richmond, Virginia 23235
13F File Number:  28-801-13252

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Susan Kidd
Title:    Office Manager
Phone:    (804) 327-0302

Signature, Place, and Date of Signing:


Susan Kidd        Richmond, Virginia         August 15, 2001
[Signature]          [City, State]            [Date]

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 112

Form 13F Information Table Value Total: $118,332,186 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s)of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             13F File Number         Name

NONE
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 9/30/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   1

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

AOL Time Warner, Incorporated    COMMON  00184A105      263,145         7,950     X    ALL                      7,950

Abbott Labs                      COMMON  002824100    1,139,251        21,972     X    ALL                     21,972

Advanced Energy Industries, Inc. COMMON  007973100      949,163        57,075     X    ALL                     57,075

Alcoa, Inc.                      COMMON  013817101      655,862        21,150     X    ALL                     21,150

Allegheny Energy, Inc.           COMMON  017361106      231,578         6,310     X    ALL                      6,310

American Electric Power          COMMON  025537101      216,152         5,000     X    ALL                      5,000

American Home Products Corp.     COMMON  02660910     3,422,190        58,750     X    ALL                     58,750

Amgen, Incorporated              COMMON  031162100    4,798,574        81,650     X    ALL                     81,650

Apache Corporation               COMMON  037411105    2,062,495        47,965     X    ALL                     47,965

Applied Materials, Inc.          COMMON  038222105      853,911        30,025     X    ALL                     30,025

AptarGroup Inc.                  COMMON  038336103    1,701,332        53,501     X    ALL                     53,501

Avnet, Incorporated              COMMON  053807103      556,616        30,600     X    ALL                     30,600

BB & T Corporation               COMMON  054937107      810,758        22,243     X    ALL                     22,243

BP P.L.C. Spon ADR               COMMON  055622104      599,383        12,190     X    ALL                     12,190

Bank of America Corporation      COMMON  060505104      642,809        11,007     X    ALL                     11,007

Banc One Corporation             COMMON  06423A103      422,579        13,428     X    ALL                     13,428

Baxter Int'l Inc.                COMMON  07181310       699,135        12,700     X    ALL                     12,700

Bed Bath & Beyond                COMMON  075896100    1,406,156        55,230     X    ALL                     55,230

BellSouth Corp.                  COMMON  079860102      471,343        11,344     X    ALL                     11,344

Berkshire Hathaway Class B       COMMON  084670207      559,200           240     X    ALL                        240

Biomet Incorporated              COMMON  090613100    1,959,991        67,008     X    ALL                     67,008

Bristol-Myers Squibb             COMMON  110122108    2,341,576        42,145     X    ALL                     42,145

C. H. Robinson Worldwide         COMMON  12541W100      518,384        17,900     X    ALL                     17,900

Capital One Financial Corp.      COMMON  14040H105      520,141        11,300     X    ALL                     11,300

TOTAL                                                27,801,724

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 9/30/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   2

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

The Cheesecake Factory, Inc.     COMMON  16307210       396,373        16,550     X    ALL                     16,550

Cisco System Inc.                COMMON  17275R102      521,194        42,791     X    ALL                     42,791

Coca Cola Company                COMMON  191216100    1,594,307        34,030     X    ALL                     34,030

Cognex Corporation               COMMON  192422103      709,263        36,150     X    ALL                     36,150

Corning Incorporated             COMMON  219350105      165,597        18,775     X    ALL                     18,775

Costco Whsl Corporation          COMMON  22160K105    1,256,513        35,335     X    ALL                     35,335

Delphi Automotive Systems Corp.  COMMON  247126105      153,503        13,064     X    ALL                     13,064

DENTSPLY Int'l. Inc.             COMMON  249030107      480,073        10,450     X    ALL                     10,450

Diebold Inc,                     COMMON  253651103      897,255        23,550     X    ALL                     23,550

Dominion Resources, Inc.  VA     COMMON  25746U109      675,406        11,380     X    ALL                     11,380

E. I. duPont deNemours Co., Inc. COMMON  263534109      737,455        19,655     X    ALL                     19,655

Duke Energy Corp                 COMMON  264399106      249,810         6,600     X    ALL                      6,600

Electronic Data Systems Corp.    COMMON  285661104      669,137        11,621     X    ALL                     11,621

Emerson Electric Company         COMMON  29101110     1,258,432        26,741     X    ALL                     26,741

Exxon Mobil Corp.                COMMON  30231G102    4,609,958       117,004     X    ALL                    117,004

Fastenal Co.                     COMMON  311900104    2,147,063        37,681     X    ALL                     37,681

Freddie Mac  (Voting Shares)     COMMON  313400301      354,250         5,450     X    ALL                      5,450

First Virginia Bank              COMMON  337477103      572,134        12,492     X    ALL                     12,492

FleetBoston Financial Corp.      COMMON  339030108      235,200         6,400     X    ALL                      6,400

Fortune Brands Inc.              COMMON  349631101      201,001         6,000     X    ALL                      6,000

General Electric                 COMMON  369604103    4,578,985       123,091     X    ALL                    123,091

GlaxoSmithKline PLC ADR          COMMON  37733W105      681,858        12,150     X    ALL                     12,150

HCC Insurance                    COMMON  404132102      401,075        15,250     X    ALL                     15,250

Harley-Davidson Inc              COMMON  412822108      611,550        15,100     X    ALL                     15,100

TOTAL                                                24,157,392

 9/30/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   3

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Harte Hanks, Inc.                COMMON  416196108    1,023,031        47,275     X    ALL                     47,275

Health Management Assoc CL A     COMMON  421933102      903,060        43,500     X    ALL                     43,500

Hewlett Packard Co.              COMMON  42823610       271,261        16,901     X    ALL                     16,901

Home Depot Inc.                  COMMON  43707610       618,263        16,113     X    ALL                     16,113

INTEL Corporation                COMMON  45814010     3,113,011       152,300     X    ALL                    152,300

International Business Machines  COMMON  459200101      450,345         4,910     X    ALL                      4,910

Johnson & Johnson, Inc.          COMMON  478160104    2,085,145        37,638     X    ALL                     37,638

Kimberly Clark Corporation       COMMON  494368103    1,469,400        23,700     X    ALL                     23,700

LandAmerica Financial Group      COMMON  514936103      226,932         6,825     X    ALL                      6,825

Estee Lauder                     COMMON  518439104      537,030        16,200     X    ALL                     16,200

Eli Lilly & Company              COMMON  53245710     1,172,168        14,525     X    ALL                     14,525

Linear Technology Corporation    COMMON  535678106    1,051,240        32,050     X    ALL                     32,050

Littelfuse, Inc.                 COMMON  537008104      676,075        30,550     X    ALL                     30,550

Lowes Companies Inc.             COMMON  54866110     2,028,766        64,100     X    ALL                     64,100

Lucent Technologies              COMMON  549463107       92,065        16,067     X    ALL                     16,067

Manulife Financial Corporation   COMMON  56501R106      225,275         8,595     X    ALL                      8,595

Markel Corporporation            COMMON  570535104    4,825,275        24,745     X    ALL                     24,745

Medtronic Inc.                   COMMON  58505510     2,831,850        65,100     X    ALL                     65,100

Merck & Company,                 COMMON  589331107    1,095,570        16,450     X    ALL                     16,450

Microsoft Corp.                  COMMON  594918104      434,693         8,495     X    ALL                      8,495

Minnesota Mining & Manufacturing COMMON  604059105      728,160         7,400     X    ALL                      7,400

Molex, Incorporated              COMMON  608554101      315,817        11,235     X    ALL                     11,235

Molex, Inc. Class A (Non-Voting) COMMON  608554200      870,031        35,803     X    ALL                     35,803

National Commerce Financial Corp COMMON  63545P104      544,003        20,843     X    ALL                     20,843

TOTAL                                                27,588,466

 9/30/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   4

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Nokia Corp. Sponsored ADR        COMMON  654902204    1,227,129        78,410     X    ALL                     78,410

Noble Drilling                   COMMON  655042109      568,800        23,700     X    ALL                     23,700

Norfolk Southern                 COMMON  655844108      312,792        19,404     X    ALL                     19,404

North Fork Bancorporation, Inc.  COMMON  659424105      993,316        33,400     X    ALL                     33,400

Omnicare, INC.                   COMMON  681904108      505,910        23,175     X    ALL                     23,175

Oracle Systems Corp.             COMMON  68389X105    2,072,986       164,784     X    ALL                    164,784

Outback Steakhouse, Incorporated COMMON  689899102      443,695        17,325     X    ALL                     17,325

Pall Corporation                 COMMON  69642930       414,558        21,314     X    ALL                     21,314

Pepsico Inc.                     COMMON  713448108    2,414,331        49,780     X    ALL                     49,780

Pfizer, Inc.                     COMMON  717081103    2,823,603        70,414     X    ALL                     70,414

Pharmacia Corporation            COMMON  71713U102      755,837        18,635     X    ALL                     18,635

Philip Morris Cos.               COMMON  718154107    5,668,000       117,374     X    ALL                    117,374

Plum Creek Timber Co., Inc.      COMMON  729251108      742,931        27,815     X    ALL                     27,815

Post Properties (REIT)           COMMON  737464107      264,195         7,125     X    ALL                      7,125

Progress Energy, Inc.(frmlyCP&L) COMMON  743263105      281,585         6,550     X    ALL                      6,550

Progressive Corp.                COMMON  743315103      281,190         2,100     X    ALL                      2,100

Robert Half International        COMMON  770323103      612,306        30,600     X    ALL                     30,600

Royal Dutch Petroleum Co.        COMMON  780257804      512,550        10,200     X    ALL                     10,200

SPSS, Incorporated               COMMON  78462K102      337,747        19,625     X    ALL                     19,625

Schering Plough Corporation      COMMON  806605101      635,338        17,125     X    ALL                     17,125

Schlumberger LTD.                COMMON  806857108      366,058         8,010     X    ALL                      8,010

ServiceMaster Co., Inc.          COMMON  81760N109      660,621        59,569     X    ALL                     59,569

Southern Company                 COMMON  842587107      574,321        23,950     X    ALL                     23,950

Suntrust Banks, Inc.             COMMON  86791410     1,459,873        21,920     X    ALL                     21,920

TOTAL                                                24,929,672

 9/30/01                             FORM 13F  THE CAPITAL MANAGEMENT CORP.                                        PAGE   5

    ITEM 1:                      ITEM 2:   ITEM 3:     ITEM 4:       ITEM 5:  ITEM 6: ITEM 7:                ITEM 8:
                                                                    SHARES OR INVST DISCRET        V O T I N G    A U T H O R I T Y
                                  TITLE   CUSIP     FAIR MARKET     PRINCIPAL SOLE  OTHR                   (S H A R E S)
NAME OF ISSUER                  OF CLASS  NUMBER       VALUE          AMOUNT     SHRD  MGRS    (A)SOLE    (B)SHARED         (C)NONE

Texaco, Inc.                     COMMON  881694103      593,710         9,134     X    ALL                      9,134

Texas Instruments, Inc.          COMMON  882508104      850,569        34,050     X    ALL                     34,050

United Dominion Realty Trust     COMMON  910197102      212,230        14,862     X    ALL                     14,862

United Parcel Service Class B    COMMON  911312106    1,858,286        35,750     X    ALL                     35,750

Veritas Software                 COMMON  923436109      613,020        33,244     X    ALL                     33,244

Verizon Communications           COMMON  92343V104      836,377        15,457     X    ALL                     15,457

Vodafone Group PLC               COMMON  92857W100    3,757,180       171,092     X    ALL                    171,092

Wachovia Corp Com                COMMON  929903102      886,755        28,605     X    ALL                     28,605

Washington Mutual                COMMON  939322103      937,373        24,360     X    ALL                     24,360

Waters Corporation               COMMON  941848103    1,453,159        40,625     X    ALL                     40,625

Wells Fargo & Company            COMMON  949746101      208,517         4,691     X    ALL                      4,691

Westvaco Corp.                   COMMON  961548104      255,715         9,950     X    ALL                      9,950

Wm. Wrigley Jr. Co.              COMMON  982526105      225,720         4,400     X    ALL                      4,400

X-Rite Inc.                      COMMON  983857103      529,300        67,000     X    ALL                     67,000

XEROX Corporation                COMMON  984121103      121,946        15,735     X    ALL                     15,735

Zebra Technologies Corporation   COMMON  989207105      515,075        13,750     X    ALL                     13,750


TOTAL                                                13,854,932


GRAND TOTAL                                         118,332,186

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